Selected Statements of Operations Data (Details) - Schedule of major customer percentage of revenue	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selected Statements of Operations Data (Details) - Schedule of major customer percentage of revenue [Line Items]
Percentage of total revenues	88.00%	93.00%	83.00%
Customer A [Member]
Selected Statements of Operations Data (Details) - Schedule of major customer percentage of revenue [Line Items]
Percentage of total revenues	52.00%	53.00%	41.00%
Customer B [Member]
Selected Statements of Operations Data (Details) - Schedule of major customer percentage of revenue [Line Items]
Percentage of total revenues	26.00%	29.00%	22.00%
Customer C [Member]
Selected Statements of Operations Data (Details) - Schedule of major customer percentage of revenue [Line Items]
Percentage of total revenues	10.00%	11.00%	20.00%